Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Inventories [Abstract]
Finished products	$ 13,459	$ 12,016
Purchased products	6,751	10,412
Work in progress	8,389	9,043
Raw materials	13,417	11,702
Total Inventories	$ 42,016	$ 43,173